Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 123,454	€ 115,328	[1]		€ 110,848
Total of financial liabilities	3,532	3,740		€ 4,288
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	151,216	166,807
Insurance contracts for account of policyholders	213,318	210,550
Investment contracts	21,544	21,490
Investment contracts for account of policyholders	151,527	125,125
Total of financial liabilities	537,605	523,972
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders	181	169
Total of financial liabilities	181	169
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	3,500	5,255
Insurance contracts for account of policyholders	9,666	8,382
Investment contracts	8,857	6,679
Investment contracts for account of policyholders	10,311	8,839
Total of financial liabilities	32,335	29,155
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	13,003	17,147
Insurance contracts for account of policyholders	36,782	35,238
Investment contracts	5,837	6,985
Investment contracts for account of policyholders	28,244	23,185
Total of financial liabilities	83,868	82,556
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	15,668	17,891
Insurance contracts for account of policyholders	36,571	36,455
Investment contracts	2,503	2,739
Investment contracts for account of policyholders	31,766	28,747
Total of financial liabilities	86,508	85,831
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	119,044	126,514
Insurance contracts for account of policyholders	130,299	130,475
Investment contracts	4,347	5,087
Investment contracts for account of policyholders	81,024	64,185
Total of financial liabilities	€ 334,714	€ 326,261

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.